INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of effective income tax reconciliation

	2022	2021
Income tax benefit at statutory rate	$11,648,000	$7,130,000
Change in valuation allowance	(11,648,000)	(7,130,000)

Provision for federal/state income taxes	$–	$–

Schedule of reconciliation of tax expense
	2022			2021

Expected federal statutory income tax provision/rate	$(7,906,850)	(21.0%	)	$(4,830,000)	(21.0%	)
State income taxes, net of federal benefit	(3,765,167)	(10.0%	)	(2,300,000)	(10.0%	)
Other	24,017	0.2%		–	–

Income tax benefit at statutory rate	$(11,648,000)	(30.8%	)	$(7,130,000)	(31.0%	)
Change in valuation allowance	11,648,000	30.8%		7,130,000	31.0%
Provision for income taxes (benefit)	$–	–		$–	–